Quarterly Report
March 31, 2022
MFS®  Institutional
International Equity Fund
IIE-Q3

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 1.1%
MTU Aero Engines Holding AG	323,565	$75,179,225
Rolls-Royce Holdings PLC (a)	45,817,324	60,240,592
		$135,419,817
Airlines – 0.8%
Ryanair Holdings PLC, ADR (a)	1,123,483	$97,877,839
Alcoholic Beverages – 4.3%
Carlsberg Group	718,297	$87,700,001
Diageo PLC	4,200,276	212,295,424
Pernod Ricard S.A.	975,647	213,980,946
		$513,976,371
Apparel Manufacturers – 4.1%
Compagnie Financiere Richemont S.A.	1,635,910	$207,512,729
LVMH Moet Hennessy Louis Vuitton SE	393,912	280,492,783
		$488,005,512
Automotive – 2.1%
Compagnie Generale des Etablissements Michelin SCA	660,960	$89,291,002
DENSO Corp.	1,429,600	91,224,774
Koito Manufacturing Co. Ltd.	1,620,200	65,592,527
		$246,108,303
Brokerage & Asset Managers – 2.5%
Deutsche Boerse AG	1,274,695	$228,984,640
London Stock Exchange Group PLC	713,138	74,626,582
		$303,611,222
Business Services – 7.6%
Capgemini	1,275,080	$283,632,953
Compass Group PLC	9,461,250	203,900,055
Experian PLC	4,211,863	162,430,515
Randstad Holding N.V. (l)	1,714,709	102,920,814
Tata Consultancy Services Ltd.	3,065,326	150,751,929
		$903,636,266
Computer Software – 4.3%
Check Point Software Technologies Ltd. (a)	1,117,700	$154,533,202
Dassault Systemes SE	1,626,793	80,160,193
NetEase, Inc.	3,222,700	58,097,736
SAP SE	1,963,215	219,062,074
		$511,853,205
Computer Software - Systems – 4.0%
Amadeus IT Group S.A. (a)	1,490,767	$97,102,627
Hitachi Ltd.	4,553,900	228,188,988
Sony Group Corp.	1,541,500	159,099,725
		$484,391,340
Conglomerates – 0.1%
Smiths Group PLC	690,834	$13,095,342
Construction – 0.6%
Compagnie de Saint-Gobain	1,172,283	$69,762,667

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 4.3%
Beiersdorf AG	1,967,594	$206,757,347
Kose Corp.	763,700	79,874,295
L’Oréal S.A.	279,641	111,930,751
Reckitt Benckiser Group PLC	1,529,651	116,921,949
		$515,484,342
Electrical Equipment – 4.1%
Legrand S.A.	1,179,712	$112,151,674
Schneider Electric SE	2,294,622	383,102,016
		$495,253,690
Electronics – 3.7%
Hoya Corp.	1,232,900	$140,688,320
Kyocera Corp.	2,116,100	118,943,250
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,758,837	183,376,346
		$443,007,916
Energy - Integrated – 2.2%
Eni S.p.A.	5,541,363	$81,242,412
Galp Energia SGPS S.A.	6,578,898	83,255,328
Suncor Energy, Inc.	2,982,681	97,104,441
		$261,602,181
Food & Beverages – 4.0%
Nestle S.A.	3,686,820	$478,625,969
Food & Drug Stores – 1.0%
Tesco PLC	33,339,115	$120,532,264
Insurance – 4.5%
AIA Group Ltd.	25,082,089	$262,595,258
Intact Financial Corp.	586,343	86,637,027
Zurich Insurance Group AG	374,864	184,818,676
		$534,050,961
Internet – 1.0%
Tencent Holdings Ltd.	2,550,600	$120,325,544
Machinery & Tools – 3.9%
Daikin Industries Ltd.	1,105,900	$201,356,631
Kubota Corp.	8,324,400	156,065,675
SMC Corp.	201,500	112,540,424
		$469,962,730
Major Banks – 5.5%
DBS Group Holdings Ltd.	5,973,651	$157,049,319
ING Groep N.V.	9,740,153	101,792,156
Toronto-Dominion Bank	1,716,307	136,176,052
UBS AG	13,219,510	258,269,612
		$653,287,139
Medical Equipment – 5.4%
EssilorLuxottica	971,491	$177,340,906
Koninklijke Philips N.V.	3,181,431	97,329,504
Olympus Corp.	7,590,700	144,211,080
QIAGEN N.V. (a)	2,249,634	110,425,073
Terumo Corp.	3,913,900	118,535,396
		$647,841,959

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 1.1%
Rio Tinto PLC	1,634,998	$129,697,773
Natural Gas - Distribution – 1.1%
ENGIE S.A.	9,577,289	$125,543,051
Other Banks & Diversified Financials – 3.9%
HDFC Bank Ltd.	2,813,139	$54,295,972
Housing Development Finance Corp. Ltd.	3,405,344	106,634,416
Intesa Sanpaolo S.p.A.	58,020,640	132,618,323
Julius Baer Group Ltd.	1,506,783	87,403,552
KBC Group N.V.	1,172,897	84,354,249
		$465,306,512
Pharmaceuticals – 10.7%
Bayer AG	3,085,614	$211,109,127
Merck KGaA	1,078,117	225,788,838
Novartis AG	1,966,072	172,427,393
Novo Nordisk A.S., “B”	2,487,505	275,482,905
Roche Holding AG	1,005,478	397,641,728
		$1,282,449,991
Printing & Publishing – 1.8%
RELX PLC	6,896,382	$214,809,647
Railroad & Shipping – 2.1%
Canadian National Railway Co.	1,903,907	$255,390,085
Restaurants – 0.6%
Yum China Holdings, Inc.	1,757,582	$73,009,956
Specialty Chemicals – 6.8%
Akzo Nobel N.V.	1,575,647	$135,373,539
L'Air Liquide S.A.	1,945,933	340,420,028
Linde PLC	473,010	152,423,228
Shin-Etsu Chemical Co. Ltd.	450,900	68,710,529
Sika AG	339,152	111,735,917
		$808,663,241
Specialty Stores – 0.0%
JD.com, Inc., “A” (a)	94,416	$2,765,240
Total Common Stocks		$11,865,348,075
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 0.21% (v)	27,711,681	$27,711,681
Collateral for Securities Loaned – 0.3%
JPMorgan U.S. Government Money Market Fund, 0.25% (j)	29,595,500	$29,595,500

Other Assets, Less Liabilities – 0.3%		39,216,095
Net Assets – 100.0%		$11,961,871,351
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $27,711,681 and $11,894,943,575, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$—	$2,267,808,970	$—	$2,267,808,970
Switzerland	—	1,898,435,576	—	1,898,435,576
Japan	—	1,685,031,614	—	1,685,031,614
United Kingdom	74,626,582	1,233,923,561	—	1,308,550,143
Germany	—	1,277,306,324	—	1,277,306,324
Canada	575,307,605	—	—	575,307,605
Netherlands	—	437,416,013	—	437,416,013
Denmark	—	363,182,906	—	363,182,906
India	—	311,682,317	—	311,682,317
Other Countries	508,797,343	1,231,829,264	—	1,740,626,607
Mutual Funds	57,307,181	—	—	57,307,181
Total	$1,216,038,711	$10,706,616,545	$—	$11,922,655,256
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$67,606,322	$1,784,316,992	$1,824,211,633	$—	$—	$27,711,681
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$42,576	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2022, are as follows:
France	19.0%
Switzerland	15.9%
Japan	14.1%
United Kingdom	10.9%
Germany	10.7%
Canada	4.8%
Netherlands	3.7%
Denmark	3.0%
India	2.6%
Other Countries	15.3%
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.